Equity Investments (Summarized Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 713.7	$ 564.3
Income before income taxes	385.7	257.0
Net income	383.9	210.0
Current assets	268.9	205.3
Noncurrent assets	3,106.1	2,688.1
Current liabilities	179.6	180.0
Noncurrent liabilities	$ 446.1	$ 400.9